Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments under operating leases	Future minimum lease payments under operating leases as of December 31, 2011 are as follows:
2012	$59,708
2013	69,981
2014	71,816
2015	8,734

Total future minimum lease payments	$210,239